Stock Incentive Plan (Details) - Schedule of weighted average calculated fair value of the options granted to employees - SoundHound, Inc. [Member] - $ / shares	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Stock Incentive Plan (Details) - Schedule of weighted average calculated fair value of the options granted to employees [Line Items]
Fair Value of Common Stock (in Dollars per share)		$ 41.75	$ 20.37
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	44.00%	42.00%	43.00%	43.00%
Expected term (years)	5 years 11 months 1 day	6 years 3 days	5 years 8 months 26 days	6 years 10 days
Risk free interest rate	0.64%	1.11%	0.93%	1.58%